Severance and Exit Costs - Schedule of Severance and Exit Costs Included in Acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Restructuring and Related Activities [Abstract]
Severance	$ 10	$ 40	$ 763	$ 1,971		$ 7,195	$ 6,113
Lease exits	45	322	957	2,695		1,132	2,194
Total severance and exit costs	$ 55	$ 362	$ 1,720	$ 4,666	$ 4,721	$ 8,327	$ 8,307